Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Balance and Transactions
Schedule of transactions with related parties

	For the year ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Transactions with related parties
(1) Base commission income and Sales incentive income shared with related parties under Self-Commitment and Non-Group Collaborative Agreements (see note 1)
Jiufeng	—	95	31
Jiusheng	2,734	—	—
Jiuchuan	1,825	—	—
Jiuyi	67	—	—
Decheng	532	—	—
Longshutianye	1,922	—	—
Yunde	734	—	—
Detong	117	—	—
Jiuzhen	2,640	179	4,022
Deyan	—	251	—
Jiushi	—	4	—
Chongkai	—	100	69
Muju	—	—	875
	10,571	629	4,997

Under the respective Non-Group Commitment Agreements, the equity method investees above are parties under tri-party agreements pursuant to which they directly advanced the deposits to the real estate developers for the year ended December 31, 2020, 2021 and 2022.

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
(2) Base commission income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement
Derong	945	—	—
Jiushen	1,196	—	—
Jiuyi	8,511	—	—
	10,652	—	—

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
(3) Other income shared with related parties
Chenji Zhaozhao	—	—	184
Tinghaozhu Space	—	—	1,285
	—	—	1,469
	21,223	629	6,466

Schedule of amounts due to related parties

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due to related parties
(1) Payables for income shared under Non-Group Collaborative Agreements (see note 1)
Gefei Chengyun	10,759	10,759
Jiufeng	242	242
Jiuchuan	6,828	9,403
Longshutianye	10,140	10,140
Yunde	9,383	9,383
Detong	3,274	3,274
Qixing	964	964
Jiushi	65	65
	41,655	44,230

	As of December 31,
	2021	2022
	RMB	RMB
(2) Payables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement
Derong	9,733	9,733
Jiushen	29	29
Jiufeng	464	495
	10,226	10,257

(3) Other payables
Jiushen	790	790
Shanghai Chongkai Enterprise Management (LLP) (“Chongkai”)	3,947	3,689
Jiufeng	149	149
Muju	7,556	5,561
Jiuzhen	—	3,981
Chenji Zhaozhao	—	191
	12,442	14,361

Total	64,323	68,848